Changes in consolidated statements of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on financial instruments		$ 2	$ 12
Fair value adjustments on debt securities, net of taxes		1
Fair value adjustments on deferred cash flow hedges, net of taxes		1	12
Net investment hedge	$ (201)	44	95
Net actuarial gains/losses from defined benefit plans, net of taxes	143	(467)	(359)
Currency translation effects	3,194	352	315
Income tax relating to components of other comprehensive income	(39)	(289)
Fair value adjustments on financial instruments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	120	227	218
Total value adjustments	250	(45)	25
Fair value adjustments related to divestments		33
Value adjustments on comprehensive income at end of period	220	120	227
Fair value adjustments on financial instruments [member] | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			395
Fair value adjustments on financial instruments [member] | Increase (decrease) due to changes in accounting policy, IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			(177)
Fair value adjustments on debt securities
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on debt securities, net of taxes		1
Fair value adjustments on deferred cash flow hedges
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on deferred cash flow hedges, net of taxes		1	12
Income tax relating to components of other comprehensive income			(1)
Fair value adjustments on equity securities
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on equity securities, net of taxes	250	(47)	13
Fair value adjustments on equity securities sold, reclassified to retained earnings	(150)	(95)	(16)
Income tax relating to components of other comprehensive income	(36)	47	(5)
Actuarial gains/losses from defined benefit plans
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(5,919)	(5,423)	(5,064)
Net actuarial gains/losses from defined benefit plans, net of taxes	145	(466)	(359)
Total value adjustments	145	(466)	(359)
Fair value adjustments related to divestments	2	(30)
Impact of change in ownership of consolidated entities	(1)
Value adjustments on comprehensive income at end of period	(5,773)	(5,919)	(5,423)
Income tax relating to components of other comprehensive income	(3)	(313)	69
Impact of new tax law income tax relating to deferred tax assets on Swiss post retirement previously recognized through OCI		(358)
Actuarial gains/losses from defined benefit plans | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			(5,064)
Cumulative currency translation effects
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	1,142	744	329
Net investment hedge	(201)	44	95
Currency translation effects	3,193	354	320
Total value adjustments	2,992	398	415
Value adjustments on comprehensive income at end of period	4,134	1,142	744
Cumulative currency translation gains/losses recycled through income statement	0	129	(946)
Cumulative currency translation effects | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			329
Total value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(4,657)	(4,452)	(4,517)
Fair value adjustments on debt securities, net of taxes		1
Fair value adjustments on deferred cash flow hedges, net of taxes		1	12
Fair value adjustments on equity securities, net of taxes	250	(47)	13
Net investment hedge	(201)	44	95
Net actuarial gains/losses from defined benefit plans, net of taxes	145	(466)	(359)
Currency translation effects	3,193	354	320
Total value adjustments	3,387	(113)	81
Fair value adjustments on equity securities sold, reclassified to retained earnings	(150)	(95)	(16)
Fair value adjustments related to divestments	2	3
Impact of change in ownership of consolidated entities	(1)
Value adjustments on comprehensive income at end of period	(1,419)	(4,657)	(4,452)
Total value adjustments | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			(4,340)
Total value adjustments | Increase (decrease) due to changes in accounting policy, IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			(177)
Non-controlling interests [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(29)	(26)	(21)
Net actuarial gains/losses from defined benefit plans, net of taxes	(2)	(1)
Currency translation effects	1	(2)	(5)
Total value adjustments	(1)	(3)	(5)
Impact of change in ownership of consolidated entities	1
Value adjustments on comprehensive income at end of period	(29)	(29)	(26)
Non-controlling interests [member] | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			(21)
Total fair value adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(4,686)	(4,478)	(4,538)
Fair value adjustments on debt securities, net of taxes		1
Fair value adjustments on deferred cash flow hedges, net of taxes		1	12
Fair value adjustments on equity securities, net of taxes	250	(47)	13
Net investment hedge	(201)	44	95
Net actuarial gains/losses from defined benefit plans, net of taxes	143	(467)	(359)
Currency translation effects	3,194	352	315
Total value adjustments	3,386	(116)	76
Fair value adjustments on equity securities sold, reclassified to retained earnings	(150)	(95)	(16)
Fair value adjustments related to divestments	2	3
Value adjustments on comprehensive income at end of period	$ (1,448)	$ (4,686)	(4,478)
Total fair value adjustments [member] | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			(4,361)
Total fair value adjustments [member] | Increase (decrease) due to changes in accounting policy, IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period			$ (177)